UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Clark Estates, Inc.
Address: One Rockefeller Plaza
         31st Floor
         New York, NY 10020

13F File Number:  028-06760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Richard C. Vanison
Title:    Treasurer
Phone:    212-977-6900
Signature, Place and date of Signing:

     Richard C. Vanison     New York, New York     11/12/2008


Report Type (Check only one.):

[ X]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total (x$1000):     $544,545



List of Other Included Managers:

  No.    13F File Number     Name


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
                                                     FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103        6      300 SH       SOLE                      300        0        0
AMERICAN APPAREL INC           COM              023850100      107    13000 SH       SOLE                    13000        0        0
BP P.L.C. ADR                  SPONSORED ADR    055622104       26      513 SH       SOLE                      513        0        0
BANK OF AMERICA CORPORATION    COM              060505104       19      532 SH       SOLE                      532        0        0
BLOCK H & R INC.               COM              093671105    41521  1825100 SH       SOLE                  1825100        0        0
CHARMING SHOPPE                COM              161133103    39865  8152373 SH       SOLE                  8152373        0        0
CHEVRON TEXACO CORP            COM              166764100       16      200 SH       SOLE                      200        0        0
DEL MONTE FOODS                COM              24522P103    36823  4720842 SH       SOLE                  4720842        0        0
DELL, INC.                     COM              24702R101    52793  3203465 SH       SOLE                  3203465        0        0
DISNEY WALT CO                 COM              254687106    42797  1394500 SH       SOLE                  1394500        0        0
DUKE ENERGY HLD                COM              26441C105        9      500 SH       SOLE                      500        0        0
FOSTER L B CO                  COM              350060109      122     4000 SH       SOLE                     4000        0        0
GENERAL ELEC CO                COM              369604103      263    10300 SH       SOLE                    10300        0        0
INTEL CORP                     COM              458140100       71     3812 SH       SOLE                     3812        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101       80      688 SH       SOLE                      688        0        0
INTERPUBLIC GRP                COM              460690100    38773  5002996 SH       SOLE                  5002996        0        0
JOHNSON & JOHNSON              COM              478160104      393     5674 SH       SOLE                     5674        0        0
KRAFT FOODS INC                COM              50075N104        6      190 SH       SOLE                      190        0        0
LILLY ELI & CO                 COM              532457108        7      150 SH       SOLE                      150        0        0
LUMINEX CORP DEL               COM              55027E102    18445   737504 SH       SOLE                   737504        0        0
MDC PARTNERS                   CL A             552697104     9290  1382404 SH       SOLE                  1382404        0        0
MICROSOFT CORP                 COM              594918104    45529  1705850 SH       SOLE                  1705850        0        0
MOTOROLA INC.                  COM              620076109    29681  4157030 SH       SOLE                  4157030        0        0
PEP BOYS                       COM              713278109     3326   538196 SH       SOLE                   538196        0        0
PHILIP MORRIS                  COM              718172109       14      300 SH       SOLE                      300        0        0
PROCTOR & GAMBLE CO.           COM              742718109       77     1110 SH       SOLE                     1110        0        0
RALCORP HLDGS INC NEW          COM              751028101        1       11 SH       SOLE                       11        0        0
TRC COS INC                    COM              872625108     6183  1988031 SH       SOLE                  1988031        0        0
TEXAS INSTRS INC               COM              882508104       18      815 SH       SOLE                      815        0        0
THE STREET.COM                 COM              88368Q103    17350  2896448 SH       SOLE                  2896448        0        0
3-D SYS CORP DEL               COM NEW          88554D205    27481  1928461 SH       SOLE                  1928461        0        0
VIACOM INC NEW                 CL B             92553P201    44009  1771710 SH       SOLE                  1771710        0        0
INGERSOLL-RAND                 COM              G4776G101    44156  1416620 SH       SOLE                  1416620        0        0
TYCO INTL LTD                  COM              G9143X208    45288  1293200 SH       SOLE                  1293200        0        0